6. Intangible Assets (Details) (USD $)	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Amortization expense - patents	$ 33,555	$ 32,231	$ 100,664	$ 96,537